PREPAYMENT	12 Months Ended
Dec. 31, 2011
Prepayment [Abstract]
Prepayment [Text Block]	6. PREPAYMENT Prepayment consists of the followings:
	December 31,	December 31,
	2011	2010
Raw materials and supplies	$-	$811,667
Others	347,717	173,293
	$347,717	$984,960